Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Allowance For Doubtful Accounts Abstract
Balance at the beginning of year	$ 103,805
Additions charged to bad debt expense		102,356
Reversals when collected	(11,631)
Translation adjustments	(7,774)	1,449
Balance at the end of year	$ 84,400	$ 103,805